Summary of Significant Accounting Policies - Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries (Detail)	Dec. 31, 2013 Russian Ruble [Member]	Dec. 31, 2012 Russian Ruble [Member]	Dec. 31, 2011 Russian Ruble [Member]	Dec. 31, 2013 Euro [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2011 Euro [Member]	May 15, 2014 Euro [Member] Subsequent Event [Member]	Dec. 31, 2013 Romanian Lei [Member]	Dec. 31, 2012 Romanian Lei [Member]	Dec. 31, 2011 Romanian Lei [Member]	Dec. 31, 2013 Kazakh Tenge [Member]	Dec. 31, 2012 Kazakh Tenge [Member]	Dec. 31, 2011 Kazakh Tenge [Member]	May 15, 2014 Kazakh Tenge [Member] Subsequent Event [Member]	Dec. 31, 2013 Bulgarian Lev [Member]	Dec. 31, 2012 Bulgarian Lev [Member]	Dec. 31, 2011 Bulgarian Lev [Member]	Dec. 31, 2013 Turkish Lira [Member]	Dec. 31, 2012 Turkish Lira [Member]	Dec. 31, 2011 Turkish Lira [Member]	Dec. 31, 2013 Ukrainian Hryvnia [Member]	Dec. 31, 2012 Ukrainian Hryvnia [Member]	Dec. 31, 2011 Ukrainian Hryvnia [Member]	May 15, 2014 Ukrainian Hryvnia [Member] Subsequent Event [Member]	Dec. 31, 2013 Russian Ruble [Member]	Dec. 31, 2012 Russian Ruble [Member]	Dec. 31, 2011 Russian Ruble [Member]	May 15, 2014 Russian Ruble [Member] Subsequent Event [Member]	Dec. 31, 2013 Romanian Lei [Member]	Dec. 31, 2012 Romanian Lei [Member]	Dec. 31, 2011 Romanian Lei [Member]	May 15, 2014 Romanian Lei [Member] Subsequent Event [Member]	Dec. 31, 2013 Bulgaria, Leva	Dec. 31, 2012 Bulgaria, Leva	Dec. 31, 2011 Bulgaria, Leva	May 15, 2014 Bulgaria, Leva Subsequent Event [Member]	Dec. 31, 2013 Turkish Lira [Member]	Dec. 31, 2012 Turkish Lira [Member]	Dec. 31, 2011 Turkish Lira [Member]	May 15, 2014 Turkish Lira [Member] Subsequent Event [Member]
Currency exchange rate	32.73	30.37	32.20	0.73	0.76	0.77	0.73	3.26	3.36	3.34	153.61	150.74	148.40	182.05				2.14	1.79	1.91	7.99	7.99	7.99	11.76	32.73	30.37	32.20	34.71	3.26	3.36	3.34	3.25	1.42	1.48	1.51	1.43	2.14	1.79	1.91	2.07
Average currency exchange rate	31.85	31.09	29.39	0.75	0.78	0.72		3.33	3.47	3.05	152.14	149.11	146.62		1.47	1.52	1.41	1.90	1.80	1.67	7.99	7.99	7.97		31.85	31.09	29.39		3.33	3.47	3.05						1.90	1.80	1.67